Loans (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,686,244	[1]	$ 6,148,298	[1]
Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,034		0
Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,677,409		6,145,173
Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,801		3,125
Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	909		0
Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,831,960		3,314,056
Corporation [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Corporation [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,824,034		3,310,931
Corporation [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,801		3,125
Corporation [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Corporation [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Banking and Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,370,936		2,259,991
Banking and Financial Institutions [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,370,936		2,259,991
Banking and Financial Institutions [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Banking and Financial Institutions [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	483,348		574,107
Middle Market Companies [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	909		0
Middle Market Companies [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	482,439		574,107
Middle Market Companies [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	909		0
Middle Market Companies [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Middle Market Companies [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	[1]	144	[1]
Sovereign [Member] | Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		144
Sovereign [Member] | Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (91-120) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (121-150) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (151-180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Sovereign [Member] | Days (Greater Than 180) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0		$ 0

[1]	Current ratings as of December 31, 2014 and 2013, respectively.